PROPERTY, PLANT AND EQUIPMENT - 2022 Table (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	$ 4,462,175	$ 2,198,817
Ending balance		4,462,175
Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	4,462,175
Ending balance		4,462,175
Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	5,622,764	2,555,153
Additions		3,112,234
Foreign currency translation adjustment		(44,623)
Ending balance		5,622,764
Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	5,622,764
Additions	47,681
Foreign currency translation adjustment	155,074
Ending balance		5,622,764
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(1,160,589)	(356,336)
Depreciation expense		810,925
Foreign currency translation adjustment		6,672
Ending balance		(1,160,589)
Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(1,160,589)
Depreciation expense	266,932
Foreign currency translation adjustment	(37,795)
Ending balance		(1,160,589)
Leasehold Improvements
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	2,027,274	1,014,855
Ending balance		2,027,274
Leasehold Improvements | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	2,027,274
Ending balance		2,027,274
Leasehold Improvements | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	2,652,290	1,243,119
Additions		1,181,299
Assets in use		237,210
Foreign currency translation adjustment		(9,338)
Ending balance		2,652,290
Leasehold Improvements | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	2,652,290
Foreign currency translation adjustment	63,135
Ending balance		2,652,290
Leasehold Improvements | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(625,016)	(228,264)
Depreciation expense		400,165
Foreign currency translation adjustment		3,413
Ending balance		(625,016)
Leasehold Improvements | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(625,016)
Depreciation expense	129,348
Foreign currency translation adjustment	(19,469)
Ending balance		(625,016)
Furniture & Fixtures
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	492,341	301,783
Ending balance		492,341
Furniture & Fixtures | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	492,341
Ending balance		492,341
Furniture & Fixtures | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	627,200	334,600
Additions		299,476
Foreign currency translation adjustment		(6,876)
Ending balance		627,200
Furniture & Fixtures | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	627,200
Foreign currency translation adjustment	19,514
Ending balance		627,200
Furniture & Fixtures | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(134,859)	(32,817)
Depreciation expense		102,879
Foreign currency translation adjustment		837
Ending balance		(134,859)
Furniture & Fixtures | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(134,859)
Depreciation expense	31,824
Foreign currency translation adjustment	(4,967)
Ending balance		(134,859)
Computer Equipment
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	655,808	376,703
Ending balance		655,808
Computer Equipment | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	655,808
Ending balance		655,808
Computer Equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	963,801	447,753
Additions		527,198
Foreign currency translation adjustment		(11,150)
Ending balance		963,801
Computer Equipment | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	963,801
Additions	37,567
Foreign currency translation adjustment	28,302
Ending balance		963,801
Computer Equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(307,993)	(71,050)
Depreciation expense		238,927
Foreign currency translation adjustment		1,984
Ending balance		(307,993)
Computer Equipment | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(307,993)
Depreciation expense	84,553
Foreign currency translation adjustment	(8,177)
Ending balance		(307,993)
Medical & Laboratory Equipment
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	324,112	252,744
Ending balance		324,112
Medical & Laboratory Equipment | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	324,112
Ending balance		324,112
Medical & Laboratory Equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	416,833	276,949
Additions		141,624
Foreign currency translation adjustment		(1,740)
Ending balance		416,833
Medical & Laboratory Equipment | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	416,833
Foreign currency translation adjustment	19,353
Ending balance		416,833
Medical & Laboratory Equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(92,721)	(24,205)
Depreciation expense		68,954
Foreign currency translation adjustment		438
Ending balance		(92,721)
Medical & Laboratory Equipment | Accumulated depreciation | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	(92,721)
Depreciation expense	21,207
Foreign currency translation adjustment	(5,182)
Ending balance		(92,721)
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	962,640	252,732
Ending balance		962,640
Construction in Progress | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	962,640
Ending balance		962,640
Construction in Progress | Cost
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	962,640	252,732
Additions		962,637
Assets in use		(237,210)
Foreign currency translation adjustment		(15,519)
Ending balance		962,640
Construction in Progress | Cost | Spin Out of Clinical Operations to Field Trip H & W
PROPERTY, PLANT AND EQUIPMENT
Beginning balance	962,640
Additions	10,114
Foreign currency translation adjustment	$ 24,770
Ending balance		$ 962,640